Provisions - Summary of Provisions for Termination Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Beginning balance	$ 4,944	$ 5,141
Additions	555	1,061
Amounts used during the period	(169)	(290)
Pension, Reversals	(171)	(324)
OCI	(2,293)	(645)
Ending balance	2,867	4,944
Non current provisions beginning balance	4,073	4,010
Non current provisions additions	555	628
Non current provisions Amounts used during period	0	0
Non current provisions Reversals	0	0
Non current provisions OCI	(2,238)	(565)
Non current provisions Ending balance	2,390	4,073
Current provisions beginning balance	871	1,131
Current provisions additions	0	433
Current provisions Amounts used during period	(169)	(290)
Current provisions Reversals	(171)	(324)
Current provisions OCI	(55)	(79)
Current provisions Ending balance	477	871
Pension [member]
Disclosure of other provisions [line items]
Beginning balance	4,073	4,010
Pension, Additions	555	628
Pension, Amounts used during the period	0	0
Pension, Reversals	0	0
OCI	(2,238)	(565)
Ending balance	2,390	4,073
Loss on Contract [member]
Disclosure of other provisions [line items]
Loss on contract, Beginning balance	0
Loss on contract, Additions	0
Loss on contract, Amounts used during the period	0
Loss on contract, Reversals	0
Loss on contract, OCI	0
Loss on contract, Ending balance	0	0
Employee Litigation and Severance [member]
Disclosure of other provisions [line items]
Additions	200	200
Employee litigation and severance, Beginning balance	508	560
Employee litigation and severance, Additions	0	172
Employee litigation and severance, Amounts used during the period	(169)	(99)
Employee litigation and severance, Reversals	(73)	(82)
Employee litigation and severance, OCI	(33)	(43)
Employee litigation and severance, Ending balance	234	508
Commercial litigation [member]
Disclosure of other provisions [line items]
Additions		300
Commercial litigation, Beginning balance	363	571
Commercial litigation, Additions	0	261
Commercial litigation, Amounts used during the period	0	(191)
Commercial litigation, Reversals	(97)	(241)
Commercial litigation, OCI	(22)	(37)
Commercial litigation, Ending balance	$ 243	$ 363